UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22690

Tortoise Energy Independence Fund, Inc.
(Exact name of registrant as specified in charter)

11550 Ash Street, Suite 300, Leawood, KS 66211
(Address of principal executive offices) (Zip code)

Terry Matlack
Diane Bono
11550 Ash Street, Suite 300, Leawood, KS 66211

(Name and address of agent for service)

913-981-1020
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: August 31, 2014

Item 1. Schedule of Investments.

Tortoise Energy Independence Fund, Inc.
SCHEDULE OF INVESTMENTS (Unaudited)

	August 31, 2014
	Shares	Fair Value
Common Stock - 79.1%(1)
Crude/Refined Products Pipelines - 0.6%(1)
United States - 0.6%(1)
Plains GP Holdings, L.P.(2)	91,716	$2,830,356

Natural Gas Pipelines - 3.8%(1)
United States - 3.8%(1)
EQT Corporation(3)	173,400	17,177,004

Oil and Gas Production - 74.7%(1)
Canada - 9.8%(1)
ARC Resources Ltd.	334,600	9,672,103
Cenovus Energy Inc.	153,200	4,885,548
Crescent Point Energy Corp.	285,700	11,824,244
Enerplus Corporation	275,800	6,321,336
Penn West Petroleum Ltd.	6,400	49,728
Suncor Energy Inc.(3)	272,900	11,213,461
The Netherlands - 2.1%(1)
Royal Dutch Shell plc (ADR)(2)	114,500	9,271,065
United Kingdom - 2.0%(1)
BP p.l.c. (ADR)	192,800	9,223,552
United States - 60.8%(1)
Anadarko Petroleum Corporation(3)	285,899	32,217,958
Antero Resources Corporation(3)(4)	150,610	8,712,789
Cabot Oil & Gas Corporation(3)	178,500	5,986,890
Carrizo Oil & Gas, Inc.(3)(4)	66,200	4,152,064
Chesapeake Energy Corporation(3)	436,900	11,883,680
Chevron Corporation	70,400	9,113,280
Cimarex Energy Co.(3)	56,200	8,157,992
Concho Resources Inc.(3)(4)	78,400	11,135,936
ConocoPhillips(3)	138,700	11,265,214
Continental Resources, Inc.(3)(4)	91,700	14,790,293
Eclipse Resources Corporation(4)	45,254	827,696
Energen Corp.	110,900	8,925,232
EOG Resources, Inc.(3)	339,600	37,315,248
Hess Corporation(3)	12,800	1,294,080
Laredo Petroleum, Inc.(4)	43,300	1,023,612
Marathon Oil Corporation(3)	233,476	9,733,614
Newfield Exploration Company(3)(4)	132,700	5,947,614
Noble Energy, Inc.(3)	101,174	7,298,692
Occidental Petroleum Corporation(3)	192,100	19,926,533
Parsley Energy, Inc.(4)	109,600	2,402,432
Pioneer Natural Resources Company(3)	161,600	33,717,840
Range Resources Corporation(3)	224,200	17,619,878
Rice Energy Inc.(4)	52,646	1,541,475
RSP Permian, Inc.(4)	110,556	3,161,902
Whiting Petroleum Corporation(3)(4)	61,800	5,726,388
		336,339,369

Total Common Stock (Cost $293,682,957)		356,346,729

Master Limited Partnerships and Related Companies - 34.7%(1)
Crude/Refined Products Pipelines - 12.9%(1)
United States - 12.9%(1)
Buckeye Partners, L.P.(2)	61,200	4,834,800
Enbridge Energy Management, L.L.C.(2)(5)	441,447	15,812,627
Magellan Midstream Partners, L.P.(2)	92,000	7,721,560
MPLX LP(2)	117,232	7,151,152
Phillips 66 Partners LP(2)	65,900	4,876,600
Plains All American Pipeline, L.P.(2)	179,229	10,741,194
Rose Rock Midstream, L.P.(2)	32,489	1,981,504
Tesoro Logistics LP(2)	47,000	3,303,160
Valero Energy Partners LP(2)	26,106	1,391,711
		57,814,308
Natural Gas/Natural Gas Liquids Pipelines - 8.4%(1)
United States - 8.4%(1)
Energy Transfer Partners, L.P.(2)	77,700	4,463,865
Enterprise Products Partners L.P.(2)	282,200	11,465,786
Kinder Morgan Management, LLC(2)(5)	119,188	11,647,073
Regency Energy Partners LP(2)	222,350	7,333,103
Williams Partners L.P.(2)	57,300	3,037,473
		37,947,300
Natural Gas Gathering/Processing - 4.8%(1)
United States - 4.8%(1)
Access Midstream Partners, L.P.(2)	58,900	3,790,215
DCP Midstream Partners, LP(2)	94,524	5,348,168
EnLink Midstream Partners, LP(2)	86,700	2,686,833
Targa Resources Partners LP(2)	95,800	7,127,520
Western Gas Partners LP(2)	34,300	2,657,907
		21,610,643
Oil and Gas Production — 8.6%(1)
United States — 8.6%(1)
BreitBurn Energy Partners L.P.(2)	621,400	14,217,632
EV Energy Partners, L.P.(2)	82,800	3,461,040
Legacy Reserves, L.P.(2)	486,608	14,963,196
Vanguard Natural Resources, LLC(2)	212,100	6,239,982
		38,881,850

Total Master Limited Partnerships and Related Companies (Cost $111,605,811)		156,254,101

Short-Term Investment - 0.0%(1)
United States Investment Company - 0.0%(1)
Fidelity Institutional Money Market Portfolio - Class I, 0.05%(6) (Cost $37,538)	37,538	37,538

Total Investments - 113.8%(1) (Cost $405,326,306)		512,638,368
Total Value of Options Written (Premiums received $1,513,938) - (0.7%)(1)		(3,173,085)
Other Assets and Liabilities - (13.1%)(1)		(58,949,705)
Total Net Assets Applicable to Common Stockholders - 100.0%(1)		$450,515,578

(1) Calculated as a percentage of net assets applicable to common stockholders.
(2)	All or a portion of the security is segregated as collateral for the margin borrowing facility.
(3)	All or a portion of the security represents cover for outstanding call option contracts written.
(4) Non-income producing security.
(5) Security distributions are paid-in-kind.
(6) Rate indicated is the current yield as of August 31, 2014.

Key to abbreviation
ADR = American Depository Receipts

Tortoise Energy Independence Fund, Inc.
SCHEDULE OF OPTIONS WRITTEN (Unaudited)
August 31, 2014

Call Options Written	Expiration Date	Strike Price	Contracts	Fair Value
Anadarko Petroleum Corporation	September 2014	$ 115.00	1,429	$ (235,785)
Anadarko Petroleum Corporation	September 2014	119.00	89	(6,319)
Anadarko Petroleum Corporation	September 2014	120.00	1,340	(77,720)
Antero Resources Corporation	September 2014	60.00	1,506	(79,065)
Cabot Oil & Gas Corporation	September 2014	35.00	890	(13,350)
Carrizo Oil & Gas, Inc.	September 2014	65.00	662	(61,566)
Chesapeake Energy Corporation	September 2014	28.00	4,369	(117,963)
Cimarex Energy Co.	September 2014	145.00	562	(191,080)
Concho Resources Inc.	September 2014	140.00	784	(366,912)
ConocoPhillips	September 2014	85.00	1,387	(15,257)
Continental Resources, Inc.	September 2014	155.00	917	(678,580)
EOG Resources, Inc.	September 2014	115.00	1,698	(76,410)
EQT Corporation	September 2014	100.00	1,600	(184,000)
Hess Corporation	September 2014	105.00	128	(3,712)
Marathon Oil Corporation	September 2014	41.00	2,334	(259,074)
Newfield Exploration Company	September 2014	44.00	1,327	(209,666)
Noble Energy, Inc.	September 2014	75.00	1,011	(40,440)
Occidental Petroleum Corporation	September 2014	105.00	1,921	(121,023)
Pioneer Natural Resources Company	September 2014	222.50	1,616	(69,488)
Range Resources Corporation	September 2014	82.50	2,242	(67,260)
Suncor Energy Inc.	September 2014	41.00	2,729	(150,095)
Whiting Petroleum Corporation	September 2014	92.50	618	(148,320)
Total Value of Call Options Written (Premiums received $1,513,938)				$ (3,173,085)

Various inputs are used in determining the fair value of the Company’s financial instruments.  These inputs are summarized in the three broad levels listed below:

    Level 1 – quoted prices in active markets for identical investments
    Level 2 – other significant observable inputs (including quoted prices for similar investments, market corroborated inputs, etc.)
    Level 3 – significant unobservable inputs (including the Company’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table provides the fair value measurements of applicable Company assets and liabilities by level within the fair value hierarchy as of August 31, 2014.  These assets and liabilities are measured on a recurring basis.

Description	Fair Value at August 31, 2014	Level 1	Level 2	Level 3
Assets
Equity Securities:
Common Stock (a)	$356,346,729	$356,346,729	$-	$-
Master Limited Partnerships and Related Companies(a)	156,254,101	156,254,101	-	-
Total Equity Securities	512,600,830	512,600,830	-	-
Other Securities:
Short-Term Investment(b)	37,538	37,538	-	-
Total Assets	$512,638,368	$512,638,368	$-	$-
Liabilities
Written Call Options	$3,173,085	$3,173,085	$-	$-

(a)	All other industry classifications are identified in the Schedule of Investments.
(b)	Short-term investment is a sweep investment for cash balances in the Company at August 31, 2014.

The Company did not hold any Level 3 securities during the period ended August 31, 2014.  The Company utilizes the beginning of reporting period method for determining transfers between levels.  There were no transfers between levels for the period ended August 31, 2014.

Valuation Techniques
In general, and where applicable, the Company uses readily available market quotations based upon the last updated sales price from the principal market to determine fair value.  This pricing methodology applies to the Company’s Level 1 investments and liabilities.

An equity security of a publicly traded company acquired in a private placement transaction without registration under the Securities Act of 1933, as amended (the “1933 Act”), is subject to restrictions on resale that can affect the security's fair value.  If such a security is convertible into publicly-traded common shares, the security generally will be valued at the common share market price adjusted by a percentage discount due to the restrictions and categorized as Level 2 in the fair value hierarchy.  If the security has characteristics that are dissimilar to the class of security that trades on the open market, the security will generally be valued and categorized as Level 3 in the fair value hierarchy.

Exchange-traded options are valued at the mean of the highest bid and lowest asked prices across all option exchanges.

As of August 31, 2014, the aggregate cost of securities for federal income tax purposes was $395,532,513.  The aggregate gross unrealized appreciation for all securities in which there was an excess of fair value over tax cost was $120,570,391, the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over fair value was $3,464,536 and the net unrealized appreciation was $117,105,855.

Item 2. Controls and Procedures.
(a)
The registrant’s Chief Executive Officer and its Chief Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tortoise Energy Independence Fund, Inc.

Date: October 30, 2014	By:	/s/ Terry Matlack
Terry Matlack
Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Tortoise Energy Independence Fund, Inc.

Date: October 30, 2014	By:	/s/ Terry Matlack
Terry Matlack
Chief Executive Officer

Tortoise Energy Independence Fund, Inc.

Date: October 30, 2014	By:	/s/ P. Bradley Adams
P. Bradley Adams
Chief Financial Officer